Interest Receivable	12 Months Ended
Sep. 30, 2017
Receivables [Abstract]
Interest Receivable
INTEREST RECEIVABLE

The following table provides a summary of interest receivable by interest earning asset type.

	September 30, 2017	September 30, 2016
	(In thousands)
Loans receivable	$33,688	$29,858
Mortgage-backed securities	6,049	5,670
Investment securities	1,906	2,141
	$41,643	$37,669

Interest receivable was $41,643,000 at September 30, 2017, as compared to $37,669,000 as of September 30, 2016. The increase was primarily a result of the 9.8% rise in loans receivable.